OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
OTHER PAYABLES
OTHER PAYABLES

21.OTHER PAYABLES

	As at	As at
	December 31,	December 31,
	2024	2025
	USD’000	USD’000
Staff cost payable	24,249	25,886
Other taxes payables	8,399	10,846
Renovation fee payables (Note 13)	4,144	4,512
Others	1,308	1,736
	38,100	42,980